Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warranty activity
Warranty reserves, beginning of the year	$ 9,548,000	$ 8,628,000	$ 5,596,000
Accruals for warranties issued during the year	3,208,000	5,016,000	7,471,000
Reductions related to pre-existing warranties	(2,680,000)	(1,502,000)	(2,401,000)
Warranties paid	(1,186,000)	(2,573,000)	(1,958,000)
Other (principally foreign currency translation)	(4,000)	(21,000)	(80,000)
Warranty reserves, beginning of the year	8,886,000	9,548,000	8,628,000
Self-insurance
Loss Contingencies [Line Items]
Insurance expense from continuing operations	23,300,000	32,300,000	33,400,000
Decrease in pre-tax insurance expense due to retrospective insurance reserve adjustments from continuing operations	7,000,000	4,900,000	4,600,000
Liabilities for asserted and unasserted claims	47,900,000	52,400,000
Liabilities covered by insurance carriers	$ 3,800,000	$ 4,000,000